OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Jun. 30, 2025
Other Payables And Accruals
SCHEDULE OF OTHER PAYABLES AND ACCRUALS

As of June 30, 2024 and 2025, the Company’s other payables and accruals are as follows:

	As of June 30,
	2024	2025	2025
	JPY’000	JPY’000	US$’000
Accrued staff costs	69,730	100,609	698
Consumption tax payable	69,665	57,660	400
Payable to project investors (a)	84,237	77,578	538
Accrued advertising expenses	15,276	17,799	123
Accrued expenses	17,987	17,302	120
Accrued rental expenses	14,198	11,542	80
Withholding tax	9,831	8,925	62
Accrued travel and transportation expenses	5,502	3,867	27
Unused annual leave	2,001	6,905	49
Others	2,989	3,009	21
Total	291,416	305,196	2,118

Note:

(a)	Payable to project investors refers to the project cooperation fund obtained from the active investors. As agreed upon by the investors, the fund will be utilized for specific entertainment events, and gain or loss will be recorded as receivable or payable when the event is completed. With the investor’s permission, the fund will be utilized for other specific entertainment events.